Finance Income and Finance Expense - Schedule of Finance Income and Finance Expense (Detail) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Finance income
Investment income	CAD 17	CAD 16
Total finance income	17	16
Finance expense
Debt interest	385	476
Letters of credit and standby fees	70	62
Net interest expense on retirement benefit plans	12	14
Accretion on decommissioning and restoration provisions	81	55
Other	14	13
Finance expense gross	562	620
Less capitalized borrowing costs	(333)	(266)
Total finance expense	CAD 229	CAD 354